Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

34.  Subsequent Events

In light of our evolving business developments, we have made certain refinements to our internal management and segment reporting structure. Effective for the first quarter ended March 31, 2026, the Company adopted a revised reportable segment structure, following the changes to its management structure and CODM reporting. Historical segment information will be adjusted retrospectively in future filings.